Subsequent Events - Additional Information (Details) - Subsequent Event - USD ($)	Jan. 02, 2024	Mar. 11, 2024	Jan. 24, 2024
Class A Common Stock
Subsequent Event [Line Items]
Repurchased shares		502,318
Repurchased shares value		$ 2,700,000
Class A Common Stock | Maximum
Subsequent Event [Line Items]
Share repurchase program authorized amount			$ 20,000,000
Simpatra, LLC
Subsequent Event [Line Items]
Asset acquisition, date of acquisition agreement	Jan. 02, 2024
Purchase of certain intellectual property	$ 500,000
F.H. Investments Inc
Subsequent Event [Line Items]
Asset acquisition, date of acquisition agreement	Jan. 17, 2024